Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders Equity [Abstract]
Stockholders' Equity
Note 5 – Stockholders’ Equity

Shares Authorized

Upon formation the total number of shares of common stock which the Company is authorized to issue is Fifty Million (50,000,000) shares, par value $0.001 per share.

Note 5 – Stockholders’ Equity

Shares Authorized

Upon formation the total number of shares of common stock which the Company is authorized to issue is Fifty Million (50,000,000) shares, par value $0.001 per share.